Other Financial Liabilities - Summary of Unsecured Liabilities by Currency and Maturity (Detail) - Unsecured Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 264,634	$ 441,946
Non-current, Maturity	3,357,885	2,626,127
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	99,500	264,812
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	165,134	177,134
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	387,839	202,402
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	388,349	439,090
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	521,212	350,183
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	479,064	227,794
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,581,421	$ 1,406,658
Chile | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.30%	5.30%
Current, Maturity	$ 4,471	$ 4,471
Non-current, Maturity	$ 586,224	$ 584,411
Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.75%	5.75%
Current, Maturity	$ 6,228	$ 6,197
Non-current, Maturity	9,766	16,601
Chile | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,471	4,471
Chile | More than 90 Days [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,228	6,197
Chile | One to two years | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,543	6,493
Chile | Two to three years | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,223	6,866
Chile | Three to four years | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,242
Chile | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 586,224	$ 584,411
Peru | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.06%	6.64%
Current, Maturity	$ 10,420	$ 8,865
Non-current, Maturity	$ 10,001	$ 19,996
Peru | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.26%	6.34%
Current, Maturity	$ 45,580	$ 70,057
Non-current, Maturity	377,780	344,096
Peru | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	418	8,865
Peru | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,992	11,201
Peru | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	10,002
Peru | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	41,588	58,856
Peru | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,998
Peru | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,152	38,466
Peru | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	34,675	29,589
Peru | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	48,244	34,028
Peru | Four to five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	45,954	47,343
Peru | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,001	9,998
Peru | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 218,755	$ 194,670
Colombia | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.71%	7.44%
Current, Maturity	$ 133,909	$ 267,164
Non-current, Maturity	1,389,849	1,359,615
Colombia | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	33,128	204,979
Colombia | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	100,781	62,185
Colombia | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	307,641	101,922
Colombia | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	264,755	310,944
Colombia | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	232,874	267,761
Colombia | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	134,501	149,309
Colombia | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 450,078	$ 529,679
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.33%	7.91%
Current, Maturity	$ 64,026	$ 85,192
Non-current, Maturity	984,265	301,408
Brazil | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	61,962	39,767
Brazil | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,064	45,425
Brazil | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	43,503	45,523
Brazil | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	85,696	91,691
Brazil | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	240,094	45,152
Brazil | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	298,609	31,142
Brazil | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 316,363	$ 87,900